CAPITAL STOCK (Details) - Warrants [member]	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
IfrsStatementLineItems [Line Items]
Number of Warrants, beginning | shares	9,200,000	1,280,000
Weighted Average Exercise Price, beginning | $ / shares	$ 0.05	$ 0.08
Expired | shares		(80,000)
Weighted Average Exercise Price, Expired | $ / shares		$ 0.50
Issued | shares	1,475,000	8,000,000
Weighted Average Exercise Price, Issued | $ / shares	$ 0.15	$ 0.05
Number of Warrants, ending | shares	10,675,000	9,200,000
Weighted Average Exercise Price, ending | $ / shares	$ 0.06	$ 0.05